Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2026
T22-NPRT3-0626
1.9880058.109
Common Stocks - 94.2%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	25,916	2,429,106
UNITED STATES - 94.0%
Communication Services - 9.8%
Diversified Telecommunication Services - 1.2%
AT&T Inc	230,947	6,034,645
Comcast Corp Class A	143,824	3,889,001
Verizon Communications Inc	135,800	6,522,474
		16,446,120
Entertainment - 0.7%
Netflix Inc (b)	114,209	10,691,104
Interactive Media & Services - 7.9%
Alphabet Inc Class A	205,437	79,052,159
Meta Platforms Inc Class A	46,384	28,382,833
		107,434,992
TOTAL COMMUNICATION SERVICES		134,572,216
Consumer Discretionary - 9.2%
Hotels, Restaurants & Leisure - 5.6%
Airbnb Inc Class A (b)	96,177	13,499,404
Booking Holdings Inc	75,658	12,737,781
Domino's Pizza Inc	28,687	9,736,942
Hilton Worldwide Holdings Inc	39,994	12,960,856
McDonald's Corp	49,336	14,484,556
Yum! Brands Inc	77,076	12,305,183
		75,724,722
Specialty Retail - 3.6%
AutoZone Inc (b)	3,228	11,956,609
Home Depot Inc/The	46,625	15,330,300
O'Reilly Automotive Inc (b)	129,485	12,870,809
Williams-Sonoma Inc	51,550	9,341,375
		49,499,093
TOTAL CONSUMER DISCRETIONARY		125,223,815
Consumer Staples - 4.5%
Beverages - 1.1%
Coca-Cola Co/The	128,981	10,158,544
Monster Beverage Corp (b)	60,684	4,676,915
		14,835,459
Consumer Staples Distribution & Retail - 0.3%
Maplebear Inc (b)	106,412	4,506,548
Food Products - 0.3%
Hershey Co/The	21,514	3,996,010
Household Products - 1.7%
Clorox Co/The	33,391	3,220,228
Colgate-Palmolive Co	61,282	5,231,032
Kimberly-Clark Corp	41,458	4,080,711
Procter & Gamble Co/The	68,968	10,144,504
		22,676,475
Tobacco - 1.1%
Altria Group Inc	94,168	6,841,305
Philip Morris International Inc	51,586	8,515,301
		15,356,606
TOTAL CONSUMER STAPLES		61,371,098
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Corp	141,648	3,096,425
APA Corp	86,291	3,514,632
Cheniere Energy Inc	15,276	4,200,136
Chevron Corp	50,222	9,708,416
ConocoPhillips	42,777	5,380,491
EOG Resources Inc	28,913	4,064,300
Exxon Mobil Corp (c)	97,864	15,103,352
Texas Pacific Land Corp	7,654	3,395,850
TOTAL ENERGY		48,463,602
Financials - 11.6%
Banks - 4.5%
Axos Financial Inc (b)	73,728	7,110,328
Commerce Bancshares Inc/MO	139,691	7,268,123
Cullen/Frost Bankers Inc	54,093	7,839,698
East West Bancorp Inc	63,451	8,024,648
JPMorgan Chase & Co	75,690	23,708,379
PNC Financial Services Group Inc/The	36,543	8,149,089
		62,100,265
Capital Markets - 3.1%
Ameriprise Financial Inc	14,664	6,962,320
CME Group Inc Class A	31,427	9,045,319
Moody's Corp	18,833	8,698,021
MSCI Inc	14,548	8,603,833
S&P Global Inc	21,250	9,163,638
		42,473,131
Consumer Finance - 0.7%
American Express Co	28,574	9,230,831
Financial Services - 2.4%
Mastercard Inc Class A	29,660	14,916,607
Visa Inc Class A	55,009	18,144,169
		33,060,776
Insurance - 0.9%
Erie Indemnity Co Class A	26,339	5,766,397
Kinsale Capital Group Inc	18,297	5,921,092
		11,687,489
TOTAL FINANCIALS		158,552,492
Health Care - 8.4%
Biotechnology - 2.3%
AbbVie Inc	62,862	13,283,998
Amgen Inc	27,230	9,428,388
Gilead Sciences Inc	65,547	8,576,169
		31,288,555
Health Care Equipment & Supplies - 0.4%
IDEXX Laboratories Inc (b)	10,822	6,068,977
Life Sciences Tools & Services - 1.1%
Mettler-Toledo International Inc (b)	4,806	6,135,387
Thermo Fisher Scientific Inc	17,237	8,255,834
		14,391,221
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co	143,371	8,686,849
Eli Lilly & Co	20,958	19,587,347
Johnson & Johnson	74,632	17,154,165
Merck & Co Inc	99,412	10,853,802
Zoetis Inc Class A	55,672	6,400,610
		62,682,773
TOTAL HEALTH CARE		114,431,526
Industrials - 9.4%
Aerospace & Defense - 1.6%
GE Aerospace	35,350	10,249,026
Lockheed Martin Corp	11,794	6,108,938
TransDigm Group Inc	4,912	5,697,821
		22,055,785
Air Freight & Logistics - 0.4%
Expeditors International of Washington Inc	32,529	4,810,714
Building Products - 0.6%
Trane Technologies PLC	15,504	7,636,340
Commercial Services & Supplies - 0.8%
Cintas Corp	35,658	6,229,809
Copart Inc (b)	140,121	4,639,406
		10,869,215
Construction & Engineering - 0.7%
Comfort Systems USA Inc	4,872	8,965,698
Ground Transportation - 1.0%
Old Dominion Freight Line Inc	25,683	5,455,840
Union Pacific Corp	32,188	8,674,022
		14,129,862
Machinery - 2.3%
Caterpillar Inc	15,803	14,066,409
Illinois Tool Works Inc	23,320	6,016,793
Otis Worldwide Corp	61,460	4,786,505
Parker-Hannifin Corp	7,073	6,432,328
		31,302,035
Professional Services - 1.2%
Automatic Data Processing Inc	28,717	6,086,281
Paychex Inc	54,732	5,069,825
Verisk Analytics Inc	29,871	5,510,901
		16,667,007
Trading Companies & Distributors - 0.8%
Fastenal Co	123,692	5,557,481
WW Grainger Inc	5,156	5,987,921
		11,545,402
TOTAL INDUSTRIALS		127,982,058
Information Technology - 31.5%
Communications Equipment - 1.1%
Cisco Systems Inc	171,954	15,733,791
Semiconductors & Semiconductor Equipment - 15.5%
Applied Materials Inc	41,336	16,306,639
Broadcom Inc	117,446	49,025,484
KLA Corp	8,494	14,867,473
Lam Research Corp	60,879	15,698,259
NVIDIA Corp	512,090	102,197,801
QUALCOMM Inc	73,624	13,221,398
		211,317,054
Software - 7.6%
Adobe Inc (b)	36,571	9,000,123
Fair Isaac Corp (b)	6,198	6,352,949
Fortinet Inc (b)	111,663	9,414,308
Microsoft Corp	158,291	64,547,904
Palantir Technologies Inc Class A (b)	100,479	13,977,634
		103,292,918
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	311,381	84,493,234
Seagate Technology Holdings PLC	23,040	15,520,666
		100,013,900
TOTAL INFORMATION TECHNOLOGY		430,357,663
Materials - 1.9%
Chemicals - 1.3%
CF Industries Holdings Inc	20,771	2,579,758
Ecolab Inc	11,441	2,981,525
Linde PLC	13,093	6,561,426
NewMarket Corp	2,535	1,712,696
Sherwin-Williams Co/The	9,224	2,966,531
		16,801,936
Construction Materials - 0.1%
Vulcan Materials Co	6,000	1,810,439
Metals & Mining - 0.5%
Freeport-McMoRan Inc	54,775	3,164,900
Newmont Corp	35,680	3,963,691
		7,128,591
TOTAL MATERIALS		25,740,966
Real Estate - 2.0%
Health Care REITs - 0.3%
Welltower Inc	20,638	4,485,463
Industrial REITs - 0.3%
Prologis Inc	29,216	4,149,256
Residential REITs - 0.2%
AvalonBay Communities Inc	8,884	1,625,772
Equity Residential	23,910	1,563,236
		3,189,008
Retail REITs - 0.4%
Realty Income Corp	38,127	2,449,278
Simon Property Group Inc	16,238	3,307,843
		5,757,121
Specialized REITs - 0.8%
American Tower Corp	15,883	2,901,983
Crown Castle Inc	20,765	1,843,517
Public Storage	6,667	2,016,434
SBA Communications Corp Class A	8,655	1,914,486
VICI Properties Inc	54,643	1,595,576
		10,271,996
TOTAL REAL ESTATE		27,852,844
Utilities - 2.2%
Electric Utilities - 1.3%
Constellation Energy Corp	13,630	4,266,190
NextEra Energy Inc	64,621	6,325,103
NRG Energy Inc	16,615	2,584,962
Southern Co/The	47,994	4,641,020
		17,817,275
Gas Utilities - 0.3%
National Fuel Gas Co	26,741	2,256,406
UGI Corp	51,846	1,871,122
		4,127,528
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (b)	6,761	2,517,931
Vistra Corp	18,889	2,981,440
		5,499,371
Multi-Utilities - 0.2%
WEC Energy Group Inc	25,649	3,025,043
TOTAL UTILITIES		30,469,217
TOTAL UNITED STATES		1,285,017,497
TOTAL COMMON STOCKS (Cost $1,021,950,261)		1,287,446,603

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (f) (Cost $309,595)	3.64	310,000	309,599

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	72,883,587	72,898,164
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	252,809	252,834
TOTAL MONEY MARKET FUNDS (Cost $73,150,998)			73,150,998

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,095,410,854)	1,360,907,200
NET OTHER ASSETS (LIABILITIES) - 0.5% (d)	6,341,671
NET ASSETS - 100.0%	1,367,248,871

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	2,200	6/2026	79,681,250	1,706,139

The notional amount of long futures as a percentage of Net Assets is 5.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $5,005,862 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $309,599.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,522,286	157,061,713	85,681,436	567,834	(4,399)	-	72,898,164	72,883,587	0.1%
Fidelity Securities Lending Cash Central Fund	1,311,050	112,632,610	113,690,860	3,779	34	-	252,834	252,809	0.0%
Total	2,833,336	269,694,323	199,372,296	571,613	(4,365)	-	73,150,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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